Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000243961 [Member]
Shareholder Report [Line Items]
Fund Name	WCM QualityDividend Growth Fund
Class Name	Investor Class
Trading Symbol	WQDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Quality Dividend Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WQDGX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WQDGX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Quality Dividend Growth Fund (Investor Class/WQDGX)	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Quality Dividend Growth Fund’s Investor Class returned 4.89%, underperforming the S&P 500 Index by ~-2,013 basis points. The S&P 500 Index returned 25.02% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight positions in Information Technology and Energy, followed by the fund’s underweights in Real Estate and Materials. Conversely, the Fund’s overweight to Industrials and Health Care as well as its underweight Consumer Staples and Utilities detracted. Energy, Tech and Communication Services were the index’s three best performing sectors over the trailing 12 months while Industrials, Consumer Discretionary and Materials were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Utilities, Financials and Consumer Discretionary contributed to relative performance. Conversely, selection in Energy, Tech, Communication Services and Real Estate detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Quality Dividend Growth Fund (Investor Class/WQDGX)	4.89%	4.09%
S&P 500 Index	25.02%	20.86%
1Investor Class shares commenced operations on July 28, 2023.
Performance Inception Date	Jul. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WQDGX for the most recent performance information.
Net Assets	$ 6,892,716
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,892,716
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Cullen/Frost Bankers, Inc.	4.0%
JPMorgan Chase & Co.	3.9%
Entergy Corp.	3.5%
Amgen, Inc.	3.3%
CME Group, Inc.	3.2%
Microsoft Corp.	3.1%
Unilever PLC - ADR	3.1%
United Parcel Service, Inc. - Class B	3.0%
Verizon Communications, Inc.	3.0%
Texas Instruments, Inc.	3.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cullen/Frost Bankers, Inc.	4.0%
JPMorgan Chase & Co.	3.9%
Entergy Corp.	3.5%
Amgen, Inc.	3.3%
CME Group, Inc.	3.2%
Microsoft Corp.	3.1%
Unilever PLC - ADR	3.1%
United Parcel Service, Inc. - Class B	3.0%
Verizon Communications, Inc.	3.0%
Texas Instruments, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. served as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WQDGX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WQDGX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WQDGX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000243960 [Member]
Shareholder Report [Line Items]
Fund Name	WCM QualityDividend Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Quality Dividend Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMYX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMYX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Quality Dividend Growth Fund (Institutional Class/WCMYX)	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Quality Dividend Growth Fund’s Institutional Class returned 5.04%, underperforming the S&P 500 Index by ~-1,998 basis points. The S&P 500 Index returned 25.02% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight positions in Information Technology and Energy, followed by the fund’s underweights in Real Estate and Materials. Conversely, the Fund’s overweight to Industrials and Health Care as well as its underweight Consumer Staples and Utilities detracted. Energy, Tech and Communication Services were the index’s three best performing sectors over the trailing 12 months while Industrials, Consumer Discretionary and Materials were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Utilities, Financials and Consumer Discretionary contributed to relative performance. Conversely, selection in Energy, Tech, Communication Services and Real Estate detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Quality Dividend Growth Fund (Institutional Class/WCMYX)	5.04%	4.24%
S&P 500 Index	25.02%	20.86%
1Institutional Class shares commenced operations on July 28, 2023.
Performance Inception Date	Jul. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMYX for the most recent performance information.
Net Assets	$ 6,892,716
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,892,716
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Cullen/Frost Bankers, Inc.	4.0%
JPMorgan Chase & Co.	3.9%
Entergy Corp.	3.5%
Amgen, Inc.	3.3%
CME Group, Inc.	3.2%
Microsoft Corp.	3.1%
Unilever PLC - ADR	3.1%
United Parcel Service, Inc. - Class B	3.0%
Verizon Communications, Inc.	3.0%
Texas Instruments, Inc.	3.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cullen/Frost Bankers, Inc.	4.0%
JPMorgan Chase & Co.	3.9%
Entergy Corp.	3.5%
Amgen, Inc.	3.3%
CME Group, Inc.	3.2%
Microsoft Corp.	3.1%
Unilever PLC - ADR	3.1%
United Parcel Service, Inc. - Class B	3.0%
Verizon Communications, Inc.	3.0%
Texas Instruments, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. served as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMYX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMYX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMYX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000220168 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Equity Fund
Class Name	Investor Class
Trading Symbol	WLIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WLIVX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Investor Class/WLIVX)	$141	1.33%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Equity Fund’s Investor Class returned 12.14%, outperforming the MSCI ACWI ex USA Index by ~+661 basis points. The MSCI ACWI ex USA Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection contributed to the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials and Consumer Staples and overweight exposure to Information Technology and Financials. Conversely, the Fund’s underweight exposure to Heath Care detracted. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples, and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials and Information Technology contributed to relative performance. Conversely, selection in Financials, Communication Services, Energy, Consumer Staples, Materials, and Health Care detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Equity Fund (Investor Class/WLIVX)	12.14%	9.54%
MSCI ACWI ex USA Index	5.53%	7.38%
1Investor Class shares commenced operations on June 29, 2020.
Performance Inception Date	Jun. 29, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WLIVX for the most recent performance information.
Net Assets	$ 9,431,305
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,431,305
Total number of portfolio holdings	50
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.5%
Celestica, Inc.	3.3%
UBS Group A.G.	3.2%
Brookfield Corp.	3.1%
Deutsche Telekom A.G.	3.1%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
WuXi AppTec Co., Ltd. - Class H	2.8%
Haleon PLC - ADR	2.8%
Canadian Natural Resources Ltd.	2.6%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.5%
Celestica, Inc.	3.3%
UBS Group A.G.	3.2%
Brookfield Corp.	3.1%
Deutsche Telekom A.G.	3.1%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
WuXi AppTec Co., Ltd. - Class H	2.8%
Haleon PLC - ADR	2.8%
Canadian Natural Resources Ltd.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses from 1.50% to 1.10% of the average daily net assets of the Fund’s Investor Class Shares.
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
Effective October 21, 2024, the Fund changed its name from WCM Focused International Value Fund to WCM Focused International Equity Fund. Additionally, in connection with the Fund’s name change, the Fund has adopted an investment policy to invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WLIVX or upon request at (888) 988-9801.

Material Fund Change Name [Text Block]
Effective October 21, 2024, the Fund changed its name from WCM Focused International Value Fund to WCM Focused International Equity Fund. Additionally, in connection with the Fund’s name change, the Fund has adopted an investment policy to invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses from 1.50% to 1.10% of the average daily net assets of the Fund’s Investor Class Shares.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WLIVX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WLIVX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000220167 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Equity Fund
Class Name	Institutional Class
Trading Symbol	WCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMVX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Institutional Class/WCMVX)	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Equity Fund’s Institutional Class returned 12.43%, outperforming the MSCI ACWI ex USA Index by ~+690 basis points. The MSCI ACWI ex USA Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection contributed to the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials and Consumer Staples and overweight exposure to Information Technology and Financials. Conversely, the Fund’s underweight exposure to Heath Care detracted. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples, and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials and Information Technology contributed to relative performance. Conversely, selection in Financials, Communication Services, Energy, Consumer Staples, Materials, and Health Care detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Equity Fund (Institutional Class/WCMVX)	12.43%	9.82%
MSCI ACWI ex USA Index	5.53%	7.38%
1Institutional Class shares commenced operations on June 29, 2020.
Performance Inception Date	Jun. 29, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMVX for the most recent performance information.
Net Assets	$ 9,431,305
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,431,305
Total number of portfolio holdings	50
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.5%
Celestica, Inc.	3.3%
UBS Group A.G.	3.2%
Brookfield Corp.	3.1%
Deutsche Telekom A.G.	3.1%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
WuXi AppTec Co., Ltd. - Class H	2.8%
Haleon PLC - ADR	2.8%
Canadian Natural Resources Ltd.	2.6%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.5%
Celestica, Inc.	3.3%
UBS Group A.G.	3.2%
Brookfield Corp.	3.1%
Deutsche Telekom A.G.	3.1%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
WuXi AppTec Co., Ltd. - Class H	2.8%
Haleon PLC - ADR	2.8%
Canadian Natural Resources Ltd.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses from 1.25% to 0.85% of the average daily net assets of the Fund’s Institutional Class Shares.
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
Effective October 21, 2024, the Fund changed its name from WCM Focused International Value Fund to WCM Focused International Equity Fund. Additionally, in connection with the Fund’s name change, the Fund has adopted an investment policy to invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMVX or upon request at (888) 988-9801.

Material Fund Change Name [Text Block]
Effective October 21, 2024, the Fund changed its name from WCM Focused International Value Fund to WCM Focused International Equity Fund. Additionally, in connection with the Fund’s name change, the Fund has adopted an investment policy to invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses from 1.25% to 0.85% of the average daily net assets of the Fund’s Institutional Class Shares.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMVX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMVX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000238736 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets ex China Fund
Class Name	Investor Class
Trading Symbol	WCFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCFEX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	$161	1.50%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the Focused Emerging Markets ex China Fund’s Investor Class returned 14.91%, outperforming the MSCI Emerging Markets ex China Index by ~+1,135 basis points. The MSCI Emerging Markets ex China Index returned 3.56% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection contributed to the fund’s relative performance.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposures to Materials, Energy and Communication Services. The fund’s overweight exposure to Consumer Discretionary also helped. Conversely, the Fund’s overweight to Industrials and underweight to Information Technology detracted. Information Technology, Financials and Industrials were the index’s three best performing sectors over the trailing 12 months while Real Estate, Utilities and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Information Technology, Financials, Industrials and Consumer Discretionary were the primary contributors to relative performance. Conversely, selection in Consumer Staples, Real Estate and Materials detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	14.91%	21.00%
MSCI Emerging Markets ex China Index	3.56%	11.34%
1Investor Class shares commenced operations on December 29, 2022.
Performance Inception Date	Dec. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCFEX for the most recent performance information.
Net Assets	$ 14,483,724
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,483,724
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8%
Celestica, Inc.	5.2%
Sea Ltd. - ADR	4.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.2%
Eureka Forbes Ltd.	2.5%
PB Fintech, Ltd.	2.5%
NU Holdings Ltd. - Class A	2.5%
ICICI Bank Ltd.	2.4%
SK Hynix, Inc.	2.4%
Coupang, Inc.	2.2%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8%
Celestica, Inc.	5.2%
Sea Ltd. - ADR	4.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.2%
Eureka Forbes Ltd.	2.5%
PB Fintech, Ltd.	2.5%
NU Holdings Ltd. - Class A	2.5%
ICICI Bank Ltd.	2.4%
SK Hynix, Inc.	2.4%
Coupang, Inc.	2.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. served as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCFEX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCFEX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCFEX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000238735 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets ex China Fund
Class Name	Institutional Class
Trading Symbol	WCMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMWX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the Focused Emerging Markets ex China Fund’s Institutional Class returned 15.21%, outperforming the MSCI Emerging Markets ex China Index by ~+1,165 basis points. The MSCI Emerging Markets ex China Index returned 3.56% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection contributed to the fund’s relative performance.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposures to Materials, Energy and Communication Services. The fund’s overweight exposure to Consumer Discretionary also helped. Conversely, the Fund’s overweight to Industrials and underweight to Information Technology detracted. Information Technology, Financials and Industrials were the index’s three best performing sectors over the trailing 12 months while Real Estate, Utilities and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Information Technology, Financials, Industrials and Consumer Discretionary were the primary contributors to relative performance. Conversely, selection in Consumer Staples, Real Estate and Materials detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	15.21%	21.29%
MSCI Emerging Markets ex China Index	3.56%	11.34%
1Institutional Class shares commenced operations on December 29, 2022.
Performance Inception Date	Dec. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMWX for the most recent performance information.
Net Assets	$ 14,483,724
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,483,724
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8%
Celestica, Inc.	5.2%
Sea Ltd. - ADR	4.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.2%
Eureka Forbes Ltd.	2.5%
PB Fintech, Ltd.	2.5%
NU Holdings Ltd. - Class A	2.5%
ICICI Bank Ltd.	2.4%
SK Hynix, Inc.	2.4%
Coupang, Inc.	2.2%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8%
Celestica, Inc.	5.2%
Sea Ltd. - ADR	4.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.2%
Eureka Forbes Ltd.	2.5%
PB Fintech, Ltd.	2.5%
NU Holdings Ltd. - Class A	2.5%
ICICI Bank Ltd.	2.4%
SK Hynix, Inc.	2.4%
Coupang, Inc.	2.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. served as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMWX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMWX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMWX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000160892 [Member]
Shareholder Report [Line Items]
Fund Name	WCM InternationalSmall Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM International Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMSX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	$129	1.26%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM International Small Cap Growth Fund’s Institutional Class returned 4.32%, outperforming the MSCI ACWI ex USA Small Cap Index by ~+96 basis points. The MSCI ACWI ex USA Small Cap Index returned 3.36% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials and Real Estate and overweight exposure to Financials. Conversely, the primary detractor from the Fund’s relative performance was its overweight exposure to Information Technology. Financials, Industrials, and Utilities were the index’s three best performing sectors over the trailing 12 months while Real Estate, Materials, and Information Technology were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Consumer Discretionary, Information Technology, and Energy contributed to relative performance. Conversely, selection in Industrials, Financials, Real Estate, and Materials detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	4.32%	5.98%	10.73%
MSCI ACWI ex USA Small Cap Index	3.36%	4.30%	5.96%
MSCI ACWI ex USA Index	5.53%	4.10%	5.76%
1Institutional Class shares commenced operations on November 30, 2015.
Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMSX for the most recent performance information.
Net Assets	$ 291,544,352
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,777,591
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$291,544,352
Total number of portfolio holdings	72
Total advisory fees paid (net)	$2,777,591
Portfolio turnover rate as of the end of the reporting period	107%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Scout24 S.E.	3.3%
Baltic Classifieds Group PLC	2.6%
Celestica, Inc.	2.4%
AtkinsRealis Group, Inc.	2.2%
SOITEC	2.0%
Docebo, Inc.	2.0%
Apotea Sverige A.B.	2.0%
Cranswick PLC	2.0%
Trustpilot Group PLC	2.0%
Definity Financial Corp.	1.9%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Scout24 S.E.	3.3%
Baltic Classifieds Group PLC	2.6%
Celestica, Inc.	2.4%
AtkinsRealis Group, Inc.	2.2%
SOITEC	2.0%
Docebo, Inc.	2.0%
Apotea Sverige A.B.	2.0%
Cranswick PLC	2.0%
Trustpilot Group PLC	2.0%
Definity Financial Corp.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMSX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMSX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMSX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218621 [Member]
Shareholder Report [Line Items]
Fund Name	WCM China Quality Growth Fund
Class Name	Investor Class
Trading Symbol	WCQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCQGX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Investor Class/WCQGX)	$161	1.63%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM China Quality Growth Fund’s Investor Class returned -3.05%, underperforming the MSCI China All Shares Index by ~-1,943 basis points. The MSCI China All Shares Index returned 16.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance. Selection was the main driver of underperformance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight to Consumer Staples, followed by its overweight exposure to Consumer Discretionary and Industrials. Additionally, the fund’s underweight to Materials helped. Conversely, the primary detractors from the Fund’s relative performance were its underweights to Financials and Health Care, followed by its overweight positions in Tech and Communication Services. The fund’s avoidance of Utilities also hurt performance. Financials, Communication Services and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Staples and Real Estate were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Staples and Communication Services were the only contributors to relative performance. Conversely, selection in Industrials, Materials, Financials, Health Care, Information Technology, Consumer Discretionary and Real Estate detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM China Quality Growth Fund (Investor Class/WCQGX)	-3.05%	-0.29%
MSCI China All Shares Index	16.38%	0.29%
1Investor Class shares commenced operations on March 31, 2020.
Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCQGX for the most recent performance information.
Net Assets	$ 1,872,173
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,872,173
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	11.9%
DiDi Global, Inc. - ADR	6.1%
Xiaomi Corp. - Class B	5.9%
Prosus N.V. - ADR	5.9%
Contemporary Amperex Technology Co., Ltd. - Class A	5.3%
FIT Hon Teng Ltd.	4.7%
Meituan - Class B	4.4%
Trip.com Group Ltd. - ADR	3.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	3.5%
Kweichow Moutai Co., Ltd. - Class A	3.3%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	11.9%
DiDi Global, Inc. - ADR	6.1%
Xiaomi Corp. - Class B	5.9%
Prosus N.V. - ADR	5.9%
Contemporary Amperex Technology Co., Ltd. - Class A	5.3%
FIT Hon Teng Ltd.	4.7%
Meituan - Class B	4.4%
Trip.com Group Ltd. - ADR	3.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	3.5%
Kweichow Moutai Co., Ltd. - Class A	3.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCQGX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCQGX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCQGX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000104483 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Growth Fund
Class Name	Investor Class
Trading Symbol	WCMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMRX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Investor Class/WCMRX)	$133	1.29%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Growth Fund’s Investor Class returned 6.71%, outperforming the MSCI ACWI ex US Index by ~+118 basis points. The MSCI ACWI ex US Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Consumer Staples, and Energy, and overweight exposure to Information Technology. Conversely, the Fund’s underweight to Financials and overweight to Consumer Discretionary and Health Care detracted. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Industrials, Consumer Discretionary, and Materials were the primary contributors to relative performance. Conversely, selection in Health Care, Information Technology, and Consumer Staples detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused International Growth Fund (Investor Class/WCMRX)	6.71%	6.34%	8.94%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMRX for the most recent performance information.
Net Assets	$ 17,245,482,592
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 159,839,147
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$17,245,482,592
Total number of portfolio holdings	37
Total advisory fees paid (net)	$159,839,147
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Novo Nordisk A/S - Class B	4.3%
Sea Ltd. - ADR	4.0%
Safran S.A.	3.9%
SAP S.E.	3.9%
Ferrari N.V.	3.8%
Spotify Technology S.A.	3.7%
AstraZeneca PLC	3.3%
Rolls-Royce Holdings PLC	3.1%
3i Group PLC	3.1%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Novo Nordisk A/S - Class B	4.3%
Sea Ltd. - ADR	4.0%
Safran S.A.	3.9%
SAP S.E.	3.9%
Ferrari N.V.	3.8%
Spotify Technology S.A.	3.7%
AstraZeneca PLC	3.3%
Rolls-Royce Holdings PLC	3.1%
3i Group PLC	3.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMRX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMRX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMRX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000101539 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMIX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Institutional Class/WCMIX)	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Growth Fund’s Institutional Class returned 6.95%, outperforming the MSCI ACWI ex US Index by ~+142 basis points. The MSCI ACWI ex US Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Consumer Staples, and Energy, and overweight exposure to Information Technology. Conversely, the Fund’s underweight to Financials and overweight to Consumer Discretionary and Health Care detracted. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Industrials, Consumer Discretionary, and Materials were the primary contributors to relative performance. Conversely, selection in Health Care, Information Technology, and Consumer Staples detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused International Growth Fund (Institutional Class/WCMIX)	6.95%	6.62%	9.21%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMIX for the most recent performance information.
Net Assets	$ 17,245,482,592
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 159,839,147
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$17,245,482,592
Total number of portfolio holdings	37
Total advisory fees paid (net)	$159,839,147
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Novo Nordisk A/S - Class B	4.3%
Sea Ltd. - ADR	4.0%
Safran S.A.	3.9%
SAP S.E.	3.9%
Ferrari N.V.	3.8%
Spotify Technology S.A.	3.7%
AstraZeneca PLC	3.3%
Rolls-Royce Holdings PLC	3.1%
3i Group PLC	3.1%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Novo Nordisk A/S - Class B	4.3%
Sea Ltd. - ADR	4.0%
Safran S.A.	3.9%
SAP S.E.	3.9%
Ferrari N.V.	3.8%
Spotify Technology S.A.	3.7%
AstraZeneca PLC	3.3%
Rolls-Royce Holdings PLC	3.1%
3i Group PLC	3.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMIX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMIX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMIX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127812 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets Fund
Class Name	Investor Class
Trading Symbol	WFEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WFEMX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	$158	1.51%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Emerging Markets Fund’s Investor Class returned 9.81%, outperforming the MSCI Emerging Markets Index by ~+231 basis points. The MSCI Emerging Markets Index returned 7.50% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection contributed to the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Energy, and Consumer Staples and overweight exposure to Information Technology. Conversely, the primary detractors from the Fund’s relative performance were its overweight to Industrials and underweight to Health Care and Communication Services. Information Technology, Communication Services, and Consumer Discretionary were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Communication Services, Industrials, and Consumer Discretionary were the primary contributors to relative performance. Conversely, selection in Real Estate, Consumer Staples, Financials, and Health Care detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	9.81%	1.10%	5.04%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WFEMX for the most recent performance information.
Net Assets	$ 910,470,122
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 9,505,760
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$910,470,122
Total number of portfolio holdings	45
Total advisory fees paid (net)	$9,505,760
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Tencent Holdings Ltd.	5.3%
Sea Ltd. - ADR	4.7%
Celestica, Inc.	4.5%
ICICI Bank Ltd.	3.3%
Meituan - Class B	3.0%
NU Holdings Ltd. - Class A	3.0%
DiDi Global, Inc. - ADR	3.0%
PB Fintech, Ltd.	2.5%
Grab Holdings Ltd. - Class A	2.5%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Tencent Holdings Ltd.	5.3%
Sea Ltd. - ADR	4.7%
Celestica, Inc.	4.5%
ICICI Bank Ltd.	3.3%
Meituan - Class B	3.0%
NU Holdings Ltd. - Class A	3.0%
DiDi Global, Inc. - ADR	3.0%
PB Fintech, Ltd.	2.5%
Grab Holdings Ltd. - Class A	2.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WFEMX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WFEMX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WFEMX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127811 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Focused Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	WCMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMEX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	$132	1.26%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Emerging Markets Fund’s Institutional Class returned 10.07%, outperforming the MSCI Emerging Markets Index by ~+257 basis points. The MSCI Emerging Markets Index returned 7.50% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection contributed to the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Energy, and Consumer Staples and overweight exposure to Information Technology. Conversely, the primary detractors from the Fund’s relative performance were its overweight to Industrials and underweight to Health Care and Communication Services. Information Technology, Communication Services, and Consumer Discretionary were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Communication Services, Industrials, and Consumer Discretionary were the primary contributors to relative performance. Conversely, selection in Real Estate, Consumer Staples, Financials, and Health Care detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	10.07%	1.36%	5.20%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMEX for the most recent performance information.
Net Assets	$ 910,470,122
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 9,505,760
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$910,470,122
Total number of portfolio holdings	45
Total advisory fees paid (net)	$9,505,760
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Tencent Holdings Ltd.	5.3%
Sea Ltd. - ADR	4.7%
Celestica, Inc.	4.5%
ICICI Bank Ltd.	3.3%
Meituan - Class B	3.0%
NU Holdings Ltd. - Class A	3.0%
DiDi Global, Inc. - ADR	3.0%
PB Fintech, Ltd.	2.5%
Grab Holdings Ltd. - Class A	2.5%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Tencent Holdings Ltd.	5.3%
Sea Ltd. - ADR	4.7%
Celestica, Inc.	4.5%
ICICI Bank Ltd.	3.3%
Meituan - Class B	3.0%
NU Holdings Ltd. - Class A	3.0%
DiDi Global, Inc. - ADR	3.0%
PB Fintech, Ltd.	2.5%
Grab Holdings Ltd. - Class A	2.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMEX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMEX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMEX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215233 [Member]
Shareholder Report [Line Items]
Fund Name	WCM SMID Quality Value Fund
Class Name	Investor Class
Trading Symbol	WCMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMJX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMJX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Investor Class/WCMJX)	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM SMID Quality Value Fund’s Investor Class returned 12.59%, outperforming the Russell 2500 Value Index by ~+161 basis points. The Russell 2500 Value Index returned 10.98% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation detracted to the Fund’s relative performance while selection contributed.
From an allocation perspective, the primary contributors to relative performance were the Fund’s avoidance of Energy and its underweight to Real Estate. Overweighting in Information Technology and Industrials also contributed. Conversely, the primary detractor from the Fund’s relative performance was its underweight to Financials and Utilities as well as its overweight to Health Care. Utilities, Financials and Consumer Staples were the index’s three best performing sectors over the trailing 12 months while Health Care, Materials and Communication Services were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Health Care, Industrials and Real Estate contributed to relative performance. Conversely, selection in Consumer Staples detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM SMID Quality Value Fund (Investor Class/WCMJX)	12.59%	7.21%	8.02%
Russell 2500 Value Index	10.98%	8.44%	9.14%
Russell 3000 Index	23.81%	13.86%	14.75%
1Investor Class shares commenced operations on October 30, 2019.
Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMJX for the most recent performance information.
Net Assets	$ 66,348,326
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 224,283
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,348,326
Total number of portfolio holdings	38
Total advisory fees paid (net)	$224,283
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.6%
Brown & Brown, Inc.	4.6%
EMCOR Group, Inc.	4.0%
Jones Lang LaSalle, Inc.	4.0%
Addus HomeCare Corp.	3.9%
Element Solutions, Inc.	3.6%
ICU Medical, Inc.	3.5%
Wyndham Hotels & Resorts, Inc.	3.4%
Verra Mobility Corp.	3.4%
API Group Corp.	3.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GoDaddy, Inc. - Class A	5.6%
Brown & Brown, Inc.	4.6%
EMCOR Group, Inc.	4.0%
Jones Lang LaSalle, Inc.	4.0%
Addus HomeCare Corp.	3.9%
Element Solutions, Inc.	3.6%
ICU Medical, Inc.	3.5%
Wyndham Hotels & Resorts, Inc.	3.4%
Verra Mobility Corp.	3.4%
API Group Corp.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMJX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMJX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMJX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215234 [Member]
Shareholder Report [Line Items]
Fund Name	WCM SMID Quality Value Fund
Class Name	Institutional Class
Trading Symbol	WCMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMFX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMFX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM SMID Quality Value Fund’s Institutional Class returned 12.84%, outperforming the Russell 2500 Value Index by ~+186 basis points. The Russell 2500 Value Index returned 10.98% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation detracted to the Fund’s relative performance while selection contributed.
From an allocation perspective, the primary contributors to relative performance were the Fund’s avoidance of Energy and its underweight to Real Estate. Overweighting in Tech and Industrials also contributed. Conversely, the primary detractor from the Fund’s relative performance was its underweight to Financials and Utilities as well as its overweight to Health Care. Utilities, Financials and Consumer Staples were the index’s three best performing sectors over the trailing 12 months while Health Care, Materials and Communication Services were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Health Care, Industrials and Real Estate contributed to relative performance. Conversely, selection in Consumer Staples detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	12.84%	7.49%	8.31%
Russell 2500 Value Index	10.98%	8.44%	9.14%
Russell 3000 Index	23.81%	13.86%	14.75%
1Institutional Class shares commenced operations on October 30, 2019.
Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMFX for the most recent performance information.
Net Assets	$ 66,348,326
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 224,283
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,348,326
Total number of portfolio holdings	38
Total advisory fees paid (net)	$224,283
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.6%
Brown & Brown, Inc.	4.6%
EMCOR Group, Inc.	4.0%
Jones Lang LaSalle, Inc.	4.0%
Addus HomeCare Corp.	3.9%
Element Solutions, Inc.	3.6%
ICU Medical, Inc.	3.5%
Wyndham Hotels & Resorts, Inc.	3.4%
Verra Mobility Corp.	3.4%
API Group Corp.	3.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GoDaddy, Inc. - Class A	5.6%
Brown & Brown, Inc.	4.6%
EMCOR Group, Inc.	4.0%
Jones Lang LaSalle, Inc.	4.0%
Addus HomeCare Corp.	3.9%
Element Solutions, Inc.	3.6%
ICU Medical, Inc.	3.5%
Wyndham Hotels & Resorts, Inc.	3.4%
Verra Mobility Corp.	3.4%
API Group Corp.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMFX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMFX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMFX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218622 [Member]
Shareholder Report [Line Items]
Fund Name	WCM China Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMCX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Institutional Class/WCMCX)	$136	1.38%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM China Quality Growth Fund’s Institutional Class returned -2.73%, underperforming the MSCI China All Shares Index by ~-1,911 basis points. The MSCI China All Shares Index returned 16.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance. Selection was the main driver of underperformance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight to Consumer Staples, followed by its overweight exposure in Consumer Discretionary and Industrials. Additionally, the fund’s underweight to Materials helped. Conversely, the primary detractors from the Fund’s relative performance were its underweights to Financials and Health Care, followed by its overweight positions in Information Technology and Communication Services. The fund’s avoidance of Utilities also hurt performance. Financials, Communication Services and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Staples and Real Estate were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Staples and Communication Services were the only contributors to relative performance. Conversely, selection in Industrials, Materials, Financials, Health Care, Information Technology, Consumer Discretionary and Real Estate detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM China Quality Growth Fund (Institutional Class/WCMCX)	-2.73%	-0.03%
MSCI China All Shares Index	16.38%	0.29%
1Institutional Class shares commenced operations on March 31, 2020.
Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMCX for the most recent performance information.
Net Assets	$ 1,872,173
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,872,173
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	11.9%
DiDi Global, Inc. - ADR	6.1%
Xiaomi Corp. - Class B	5.9%
Prosus N.V. - ADR	5.9%
Contemporary Amperex Technology Co., Ltd. - Class A	5.3%
FIT Hon Teng Ltd.	4.7%
Meituan - Class B	4.4%
Trip.com Group Ltd. - ADR	3.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	3.5%
Kweichow Moutai Co., Ltd. - Class A	3.3%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	11.9%
DiDi Global, Inc. - ADR	6.1%
Xiaomi Corp. - Class B	5.9%
Prosus N.V. - ADR	5.9%
Contemporary Amperex Technology Co., Ltd. - Class A	5.3%
FIT Hon Teng Ltd.	4.7%
Meituan - Class B	4.4%
Trip.com Group Ltd. - ADR	3.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	3.5%
Kweichow Moutai Co., Ltd. - Class A	3.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMCX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMCX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMCX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237216 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Investor Class
Trading Symbol	WMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WMIDX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WMIDX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	$129	1.23%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Mid Cap Quality Value Fund’s Investor Class returned 9.16%, underperforming the Russell Midcap Value Index by ~-391 basis points. The Russell Midcap Value Index returned 13.07% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s avoidance of Consumer Staples, followed by its overweight to Industrials. Additionally, the fund’s underweight to Real Estate as well as its avoidance of Communication Services also helped. Conversely, the primary detractor from the Fund’s relative performance was underweight exposure to Financials. The fund’s avoidance of Utilities and Energy, as well as its overweight to Health Care also detracted. Financials, Utilities and Energy were the index’s three best performing sectors over the trailing 12 months while Health Care, Materials and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate, Tech, Materials and Financials contributed to relative performance. Conversely, selection in Industrials, Consumer Discretionary and Health Care detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	9.16%	11.50%
Russell Midcap Value Index	13.07%	9.45%
Russell 3000 Index	23.81%	17.52%
1Investor Class shares commenced operations on July 28, 2022.
Performance Inception Date	Jul. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WMIDX for the most recent performance information.
Net Assets	$ 2,654,232
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,654,232
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.8%
GoDaddy, Inc. - Class A	5.5%
Jones Lang LaSalle, Inc.	3.9%
Element Solutions, Inc.	3.7%
Molina Healthcare, Inc.	3.4%
Wyndham Hotels & Resorts, Inc.	3.4%
MKS Instruments, Inc.	3.4%
Masco Corp.	3.3%
Zebra Technologies Corp. - Class A	3.3%
Entegris, Inc.	3.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Brown & Brown, Inc.	5.8%
GoDaddy, Inc. - Class A	5.5%
Jones Lang LaSalle, Inc.	3.9%
Element Solutions, Inc.	3.7%
Molina Healthcare, Inc.	3.4%
Wyndham Hotels & Resorts, Inc.	3.4%
MKS Instruments, Inc.	3.4%
Masco Corp.	3.3%
Zebra Technologies Corp. - Class A	3.3%
Entegris, Inc.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
Effective November 29, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to lower its management fee for the Fund from 0.85% to 0.65% of the Fund’s average daily net assets, and reduce the limit on the total annual fund operating expenses from 1.25% to 1.05% of the average daily net assets of the Fund’s Investor Class Shares.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WMIDX or upon request at (888) 988-9801.

Material Fund Change Expenses [Text Block]
Effective November 29, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to lower its management fee for the Fund from 0.85% to 0.65% of the Fund’s average daily net assets, and reduce the limit on the total annual fund operating expenses from 1.25% to 1.05% of the average daily net assets of the Fund’s Investor Class Shares.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WMIDX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WMIDX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237215 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Institutional Class
Trading Symbol	WCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMAX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMAX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Mid Cap Quality Value Fund’s Institutional Class returned 9.40%, underperforming the Russell Midcap Value Index by ~-367 basis points. The Russell Midcap Value Index returned 13.07% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s avoidance of Consumer Staples, followed by its overweight to Industrials. Additionally, the fund’s underweight to Real Estate as well as its avoidance of Communication Services also helped. Conversely, the primary detractor from the Fund’s relative performance was underweight exposure to Financials. The fund’s avoidance of Utilities and Energy, as well as its overweight to Health Care also detracted. Financials, Utilities and Energy were the index’s three best performing sectors over the trailing 12 months while Health Care, Materials and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate, Information Technology, Materials and Financials contributed to relative performance. Conversely, selection in Industrials, Consumer Discretionary and Health Care detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	9.40%	11.79%
Russell Midcap Value Index	13.07%	9.45%
Russell 3000 Index	23.81%	17.52%
1Institutional Class shares commenced operations on July 28, 2022.
Performance Inception Date	Jul. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMAX for the most recent performance information.
Net Assets	$ 2,654,232
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,654,232
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.8%
GoDaddy, Inc. - Class A	5.5%
Jones Lang LaSalle, Inc.	3.9%
Element Solutions, Inc.	3.7%
Molina Healthcare, Inc.	3.4%
Wyndham Hotels & Resorts, Inc.	3.4%
MKS Instruments, Inc.	3.4%
Masco Corp.	3.3%
Zebra Technologies Corp. - Class A	3.3%
Entegris, Inc.	3.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Brown & Brown, Inc.	5.8%
GoDaddy, Inc. - Class A	5.5%
Jones Lang LaSalle, Inc.	3.9%
Element Solutions, Inc.	3.7%
Molina Healthcare, Inc.	3.4%
Wyndham Hotels & Resorts, Inc.	3.4%
MKS Instruments, Inc.	3.4%
Masco Corp.	3.3%
Zebra Technologies Corp. - Class A	3.3%
Entegris, Inc.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
Effective November 29, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to lower its management fee for the Fund from 0.85% to 0.65% of the Fund’s average daily net assets, and reduce the limit on the total annual fund operating expenses from 1.00% to 0.80% of the average daily net assets of the Fund’s Institutional Class Shares.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMAX or upon request at (888) 988-9801.

Material Fund Change Expenses [Text Block]
Effective November 29, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to lower its management fee for the Fund from 0.85% to 0.65% of the Fund’s average daily net assets, and reduce the limit on the total annual fund operating expenses from 1.00% to 0.80% of the average daily net assets of the Fund’s Institutional Class Shares.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMAX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMAX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000255791 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Mid Cap Quality Value Fund
Class Name	Class Y
Trading Symbol	WMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of November 29, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WMVYX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WMVYX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Class Y/WMVYX)[1]	$6	0.65%[2]
[1]	Class Y commenced operations on November 29, 2024. If Class Y had been operational for the entire fiscal year of January 1, 2024 to December 31, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.65%	[1],[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 2024 fiscal year, the WCM Mid Cap Quality Value Fund’s Y Class returned 9.75%[1], underperforming the Russell Midcap Value Index by ~-332 basis points. The Russell Midcap Value Index returned 13.07% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s avoidance of Consumer Staples, followed by its overweight to Industrials. Additionally, the fund’s underweight to Real Estate as well as its avoidance of Communication Services also helped. Conversely, the primary detractor from the Fund’s relative performance was underweight exposure to Financials. The fund’s avoidance of Utilities and Energy, as well as its overweight to Health Care also detracted. Financials, Utilities and Energy were the index’s three best performing sectors over the trailing 12 months while Health Care, Materials and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate, Information Technology, Materials and Financials contributed to relative performance. Conversely, selection in Industrials, Consumer Discretionary and Health Care detracted from the Fund’s relative performance.
[1] The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in expenses related to Institutional Class shares and Class Y shares. Institutional Class shares impose higher expenses than Class Y shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Class Y/WMVYX)[2]	9.75%	12.16%
Russell Midcap Value Index	13.07%	9.45%
Russell 3000 Index	23.81%	17.52%
1Class Y shares commenced operations on November 29, 2024.2The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in expenses related to Institutional Class shares and Class Y shares. Institutional Class shares impose higher expenses than Class Y shares.
Performance Inception Date	Nov. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WMVYX for the most recent performance information.
Net Assets	$ 2,654,232
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,654,232
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.8%
GoDaddy, Inc. - Class A	5.5%
Jones Lang LaSalle, Inc.	3.9%
Element Solutions, Inc.	3.7%
Molina Healthcare, Inc.	3.4%
Wyndham Hotels & Resorts, Inc.	3.4%
MKS Instruments, Inc.	3.4%
Masco Corp.	3.3%
Zebra Technologies Corp. - Class A	3.3%
Entegris, Inc.	3.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Brown & Brown, Inc.	5.8%
GoDaddy, Inc. - Class A	5.5%
Jones Lang LaSalle, Inc.	3.9%
Element Solutions, Inc.	3.7%
Molina Healthcare, Inc.	3.4%
Wyndham Hotels & Resorts, Inc.	3.4%
MKS Instruments, Inc.	3.4%
Masco Corp.	3.3%
Zebra Technologies Corp. - Class A	3.3%
Entegris, Inc.	3.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WMVYX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WMVYX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WMVYX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215236 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	WCMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMNX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Investor Class/WCMNX)	$126	1.24%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Small Cap Growth Fund’s Investor Class returned 4.02%, underperforming the Russell 2000 Growth Index by ~-1,113 basis points. The Russell 2000 Growth Index returned 15.15% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Health Care, Energy, and Utilities and overweight exposure to Industrials. Conversely, the Fund’s relatively neutral exposure to Information Technology detracted. Consumer Staples, Information Technology, and Industrials were the index’s three best performing sectors over the trailing 12 months while Utilities, Energy, and Materials were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Staples, Financials, and Energy were the primary contributors to relative performance. Conversely, selection in Health Care, Information Technology, Industrials, and Consumer Discretionary were the primary detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Small Cap Growth Fund (Investor Class/WCMNX)	4.02%	6.05%	6.75%
Russell 2000 Growth Index	15.15%	6.86%	8.16%
Russell 3000 Index	23.81%	13.86%	14.75%
1Investor Class shares commenced operations on October 30, 2019.
Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMNX for the most recent performance information.
Net Assets	$ 40,123,969
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 80,006
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,123,969
Total number of portfolio holdings	69
Total advisory fees paid (net)	$80,006
Portfolio turnover rate as of the end of the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
BILL Holdings, Inc.	2.4%
Planet Fitness, Inc. - Class A	2.0%
Performance Food Group Co.	2.0%
Rambus, Inc.	2.0%
Stride, Inc.	2.0%
Casella Waste Systems, Inc. - Class A	2.0%
Primerica, Inc.	2.0%
Five9, Inc.	2.0%
Western Alliance Bancorp	2.0%
Mercury Systems, Inc.	2.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BILL Holdings, Inc.	2.4%
Planet Fitness, Inc. - Class A	2.0%
Performance Food Group Co.	2.0%
Rambus, Inc.	2.0%
Stride, Inc.	2.0%
Casella Waste Systems, Inc. - Class A	2.0%
Primerica, Inc.	2.0%
Five9, Inc.	2.0%
Western Alliance Bancorp	2.0%
Mercury Systems, Inc.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMNX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMNX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMNX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215235 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMLX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Small Cap Growth Fund’s Institutional Class returned 4.30%, underperforming the Russell 2000 Growth Index by ~-1,085 basis points. The Russell 2000 Growth Index returned 15.15% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Health Care, Energy, and Utilities and overweight exposure to Industrials. Conversely, the Fund’s relatively neutral exposure to Information Technology detracted. Consumer Staples, Information Technology, and Industrials were the index’s three best performing sectors over the trailing 12 months while Utilities, Energy, and Materials were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Staples, Financials, and Energy were the primary contributors to relative performance. Conversely, selection in Health Care, Information Technology, Industrials, and Consumer Discretionary were the primary detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	4.30%	6.32%	7.02%
Russell 2000 Growth Index	15.15%	6.86%	8.16%
Russell 3000 Index	23.81%	13.86%	14.75%
1Institutional Class shares commenced operations on October 30, 2019.
Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMLX for the most recent performance information.
Net Assets	$ 40,123,969
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 80,006
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,123,969
Total number of portfolio holdings	69
Total advisory fees paid (net)	$80,006
Portfolio turnover rate as of the end of the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
BILL Holdings, Inc.	2.4%
Planet Fitness, Inc. - Class A	2.0%
Performance Food Group Co.	2.0%
Rambus, Inc.	2.0%
Stride, Inc.	2.0%
Casella Waste Systems, Inc. - Class A	2.0%
Primerica, Inc.	2.0%
Five9, Inc.	2.0%
Western Alliance Bancorp	2.0%
Mercury Systems, Inc.	2.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BILL Holdings, Inc.	2.4%
Planet Fitness, Inc. - Class A	2.0%
Performance Food Group Co.	2.0%
Rambus, Inc.	2.0%
Stride, Inc.	2.0%
Casella Waste Systems, Inc. - Class A	2.0%
Primerica, Inc.	2.0%
Five9, Inc.	2.0%
Western Alliance Bancorp	2.0%
Mercury Systems, Inc.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMLX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMLX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMLX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000225976 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Opportunities Fund
Class Name	Investor Class
Trading Symbol	WCFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCFOX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Opportunities Fund’s Investor Class returned 4.34%, underperforming the MSCI ACWI ex USA Index by ~-119 basis points. The MSCI ACWI ex USA Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials and Consumer Staples and overweight exposure to Information Technology. Conversely, the primary detractor from the Fund’s relative performance was its underweight exposure to Financials. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples, and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Energy, and Information Technology were the primary contributors to relative performance. Conversely, selection in Industrials, Consumer Staples, Health Care, and Consumer Discretionary detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	4.34%	0.01%
MSCI ACWI ex USA Index	5.53%	1.69%
1Investor Class shares commenced operations on March 30, 2021.
Performance Inception Date	Mar. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCFOX for the most recent performance information.
Net Assets	$ 34,504,044
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 150,281
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$34,504,044
Total number of portfolio holdings	55
Total advisory fees paid (net)	$150,281
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
3i Group PLC	3.4%
Viking Holdings Ltd.	3.2%
Wix.com Ltd.	3.1%
Celestica, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Safran S.A.	2.7%
Sea Ltd. - ADR	2.7%
Monday.com Ltd.	2.6%
UCB S.A.	2.4%
Spotify Technology S.A.	2.3%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
3i Group PLC	3.4%
Viking Holdings Ltd.	3.2%
Wix.com Ltd.	3.1%
Celestica, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Safran S.A.	2.7%
Sea Ltd. - ADR	2.7%
Monday.com Ltd.	2.6%
UCB S.A.	2.4%
Spotify Technology S.A.	2.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCFOX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCFOX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCFOX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000225977 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WCMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMOX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Opportunities Fund’s Institutional Class returned 4.74%, underperforming the MSCI ACWI ex USA Index by ~-79 basis points. The MSCI ACWI ex USA Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials and Consumer Staples and overweight exposure to Information Technology. Conversely, the primary detractor from the Fund’s relative performance was its underweight exposure to Financials. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples, and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Energy, and Information Technology were the primary contributors to relative performance. Conversely, selection in Industrials, Consumer Staples, Health Care, and Consumer Discretionary detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	4.74%	0.28%
MSCI ACWI ex USA Index	5.53%	1.69%
1Institutional Class shares commenced operations on March 30, 2021.
Performance Inception Date	Mar. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wcminvest.com/fund/WCMOX for the most recent performance information.
Net Assets	$ 34,504,044
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 150,281
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$34,504,044
Total number of portfolio holdings	55
Total advisory fees paid (net)	$150,281
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
3i Group PLC	3.4%
Viking Holdings Ltd.	3.2%
Wix.com Ltd.	3.1%
Celestica, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Safran S.A.	2.7%
Sea Ltd. - ADR	2.7%
Monday.com Ltd.	2.6%
UCB S.A.	2.4%
Spotify Technology S.A.	2.3%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
3i Group PLC	3.4%
Viking Holdings Ltd.	3.2%
Wix.com Ltd.	3.1%
Celestica, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Safran S.A.	2.7%
Sea Ltd. - ADR	2.7%
Monday.com Ltd.	2.6%
UCB S.A.	2.4%
Spotify Technology S.A.	2.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMOX or upon request at (888) 988-9801.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMOX or upon request at (888) 988-9801.

Updated Prospectus Phone Number	(888) 988-9801
Updated Prospectus Web Address	https://www.wcminvest.com/fund/WCMOX
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Class Y commenced operations on November 29, 2024. If Class Y had been operational for the entire fiscal year of January 1, 2024 to December 31, 2024, expenses would have been higher.
[2]	Annualized.